Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

3. Summary of significant accounting policies

The summary of significant accounting policies included in the Company’s financial statements for the year ended December 31, 2019 can be found in “Note 3. Summary of significant accounting policies” of the Company’s prospectus filed with the Securities and Exchange Commission (the “SEC”) on September 25, 2020 (the “Prospectus”). Those policies have not materially changed, except as set forth below.

Basis of presentation

The accompanying unaudited interim financial statements have been prepared in accordance with generally accepted accounting principles (“GAAP”) for interim financial information, the instructions to Form 10-Q and Article 10 of Regulation S-X. They do not include all of the information and notes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three and nine month periods ended September 30, 2020 are not necessarily indicative of the results that may be expected for the year ended December 31, 2020. The accompanying unaudited interim financial statements should be read in conjunction with the annual audited financial statements and related notes as of and for the year ended December 31, 2019 found in the Prospectus filed with the SEC on September 25, 2020. Any reference in these notes to applicable guidance is meant to refer to GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

On September 18, 2020, the Company’s board of directors and stockholders approved a 1.1566-to-one reverse stock split of the Company’s issued and outstanding shares of common stock and convertible preferred stock. All share and per share amounts in the unaudited interim financial statements and notes hereto have been retrospectively adjusted for all periods presented to give effect to the reverse stock split.

The completion of the IPO, as described above, impacts the comparability of certain amounts to the corresponding prior year period, including earnings per share.

Use of estimates

The preparation of the unaudited interim financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and contingent liabilities at the date of the unaudited interim financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Estimates and assumptions are periodically reviewed and the effects of the revisions are reflected in the accompanying unaudited interim financial statements in the period they are determined to be necessary. Prior to the IPO, significant areas that required management’s estimates included the fair value of the Company’s common stock, stock-based compensation assumptions and accrued clinical trial expenses. Subsequent to the IPO, the most significant estimate relates to accrued clinical trial expenses.

Income taxes

Based upon the historical and anticipated future losses, management has determined that the deferred tax assets generated by net operating losses and research and development credits do not meet the more likely than not threshold for realizability. Accordingly, a full valuation allowance has been recorded against the Company’s net deferred tax assets as of December 31, 2019 and September 30, 2020.

Net Loss Per Share

Basic net loss per share of common stock is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during each period. The weighted-average number of shares of common stock outstanding used in the basic net loss per share calculation does not include unvested restricted stock awards as these instruments are considered contingently issuable shares until they vest. Diluted net loss per share of common stock includes the effect, if any, from the potential exercise or conversion of securities, such as convertible preferred stock and stock options, which would result in the issuance of incremental shares of common stock. For diluted net loss per share, the weighted-average number of shares of common stock is the same for basic net loss per share due to the fact that when a net loss exists, dilutive securities are not included in the calculation as the impact is anti-dilutive. The Company’s convertible preferred stock and unvested restricted stock entitles the holder to participate in dividends and earnings of the Company, and, if the Company were to recognize net income, it would have to use the two-class method to calculate earnings per share. The two-class method is not applicable during periods with a net loss, as the holders of the convertible preferred stock and unvested restricted stock have no obligation to fund losses.

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	September 30,
	2019	2020
Series A convertible preferred stock	11,736,119	—
Series B convertible preferred stock	7,628,846	—
Unvested restricted stock awards	1,394,056	1,312,024
Stock options	2,189,333	6,649,882

	22,948,354	7,961,906

Amounts in the above table reflect the common stock equivalents.

Recently Issued Accounting Pronouncements

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these unaudited interim financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases, which requires a lessee to record a right-of-use asset and a corresponding lease liability on the balance sheet for all leases with terms longer than 12 months. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The standard is effective for the Company beginning January 1, 2022, with early adoption permitted. The Company is currently evaluating the expected impact that the standard will have on its financial statements and related disclosures.

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements, which changes the fair value measurement disclosure requirements of ASC Topic 820, Fair Value Measurement (“ASC 820”). The goal of the ASU is to improve the effectiveness of ASC 820’s disclosure requirements. The standard is effective for fiscal years beginning after December 15, 2019 and interim periods therein. The adoption of this standard on January 1, 2020 did not have a material impact on the Company’s unaudited interim financial statements.

3. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) promulgated by the Financial Accounting Standards Board (“FASB”).

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and contingent liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Estimates and assumptions are periodically reviewed and the effects of the revisions are reflected in the accompanying financial statements in the period they are determined to be necessary. Significant areas that require management’s estimates include the fair value of the Company’s common stock, stock-based compensation assumptions, and accrued clinical trial expenses.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist of cash and cash equivalents. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk beyond the normal credit risk associated with commercial banking relationships.

Segment Information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company views and manages its operations as a single operating segment.

Fair Value of Financial Instruments

Management believes that the carrying amounts of the Company’s financial instruments, including cash, accounts payable, accrued expenses and a capital lease obligation, approximate fair value due to the short-term nature of these instruments.

Cash Equivalents

The Company’s cash equivalents include short-term highly liquid investments with an original maturity of 90 days or less when purchased and are carried at fair value in the accompanying balance sheets.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation expense is recognized using the straight-line method over the estimated useful life of the asset, ranging from 5-7 years as follows:

Fixed Asset Type	Estimated useful life
Lab equipment	5 years
Computers	5 years
Furniture and fixtures	7 years

Leasehold improvements are amortized over the shorter of the estimated useful life of the assets or the remaining lease term. Assets under capital leases are recorded in property and equipment, net on the balance sheets and depreciated in a manner similar to other property and equipment.

Expenditures for repairs and maintenance of assets are charged to expense as incurred, while major betterments are capitalized. Upon retirement or sale, the cost and related accumulated depreciation of assets disposed of are removed from the accounts and any resulting gain or loss is included in the statements of operations.

The Company reviews long-lived assets, such as property and equipment, for impairment when events or changes in circumstances indicate the carrying amount of the assets may not be recoverable. If indicators of impairment are present, the assets are tested for recoverability by comparing the carrying amount of the assets to the related estimated future undiscounted cash flows that the assets are expected to generate. If the expected cash flows are less than the carrying value of the asset, then the asset is considered to be impaired and its carrying value is written down to fair value, based on the related estimated discounted future cash flows.

Stock-Based Compensation

The Company measures the cost of employee services received in exchange for stock-based awards based on the grant-date fair value of the award. The Company recognizes compensation expense using the straight-line method over the vesting period of the awards. The Company accounts for forfeitures as they occur.

Estimating the fair value of stock-based awards requires the input of subjective assumptions, including the estimated fair value of the Company’s common stock, and, for stock options, the expected life of the options and stock price volatility. The Company uses the Black-Scholes option pricing model to value its stock option awards.

As the Company’s common stock has not been publicly traded, its board of directors periodically estimated the fair value of the Company’s common stock considering, among other things, contemporaneous valuations of its common stock prepared by an unrelated third-party valuation firm in accordance with the guidance provided by the American Institute of Certified Public Accountants 2013 Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. The expected life of the stock options is estimated using the “simplified method,” as prescribed in SEC’s Staff Accounting Bulletin (SAB) No. 107, as the Company has no historical information from which to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior for its stock option grants. The simplified method is the midpoint between the vesting period and the contractual term of the option. For stock price volatility, the Company uses comparable public companies as a basis for its expected volatility to calculate the fair value of option grants. The risk-free rate is based on the U.S. Treasury yield curve commensurate with the expected life of the option.

The assumptions used in estimating the fair value of stock-based awards represent management’s estimate and involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and management uses different assumptions, stock-based compensation expense could be materially different for future awards.

Grant Income and Research and Development Tax Credits

The Company recognizes grant income and Delaware research and development tax credits, which are refundable irrespective of taxable income, in other income, net in the statements of operations when it is probable that the amounts will be received and the necessary qualifying conditions, as stated in the agreements, are met.

Research and Development

Research and development costs are expensed as incurred. Research and development expenses consist principally of personnel costs, including salaries, stock-based compensation, and benefits of employees, and other operational costs related to the Company’s research and development activities, including allocated facility-related expenses and external costs of outside vendors, such as clinical research organizations and clinical manufacturing organizations, and other direct and indirect costs.

Management makes estimates of the Company’s accrued research and development expenses as of each balance sheet date in the Company’s financial statements based on facts and circumstances known to the Company at that time. If the actual timing of the performance of services or the level of effort varies from the estimate, the Company will adjust the accrual accordingly. Nonrefundable advance payments for goods and services, including fees for process development or manufacturing and distribution of clinical supplies that will be used in future research and development activities, are deferred and recognized as expense in the period that the related goods are consumed or services are performed.

Income Taxes

Income taxes are accounted for under the asset-and-liability method as required by FASB ASC Topic 740, Income Taxes (“ASC 740”). Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period corresponding to the enactment date. Under ASC 740, a valuation allowance is required when it is more likely than not all or some portion of the deferred tax assets will not be realized through generating sufficient future taxable income.

FASB ASC Subtopic 740-10, Accounting for Uncertainty of Income Taxes, (“ASC 740-10”) defines the criterion an individual tax position must meet for any part of the benefit of the tax position to be recognized in financial statements prepared in conformity with GAAP. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not such tax position will be sustained on examination by the taxing authorities, based solely on the technical merits of the respective tax position. The tax benefits recognized in the financial statements from such a tax position should be measured based on the largest benefit having a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority. In accordance with the disclosure requirements of ASC 740-10, the Company’s policy on income statement classification of interest and penalties related to income tax obligations is to include such items as part of total interest expense and other expense, respectively.

Net Loss Per Share and Unaudited Pro Forma Net Loss Per Share

Basic net loss per share of common stock is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during each period. The weighted-average number of shares of common stock outstanding used in the basic net loss per share calculation does not include unvested restricted stock awards as these instruments are considered contingently issuable shares until they vest. Diluted net loss per share of common stock includes the effect, if any, from the potential exercise or conversion of securities, such as convertible preferred stock and stock options, which would result in the issuance of incremental shares of common stock. For diluted net loss per share, the weighted-average number of shares of common stock is the same for basic net loss per share due to the fact that when a net loss exists, dilutive securities are not included in the calculation as the impact is anti-dilutive. The Company’s convertible preferred stock and unvested restricted stock entitles the holder to participate in dividends and earnings of the Company, and, if the Company were to recognize net income, it would have to use the two-class method to calculate earnings per share. The two-class method is not applicable during periods with a net loss, as the holders of the convertible preferred stock and unvested restricted stock have no obligation to fund losses.

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	December 31,
	2018	2019
Series A convertible preferred stock	11,736,119	11,736,119
Series B convertible preferred stock	—	7,628,846
Unvested restricted stock awards	856,438	1,335,349
Stock options	588,961	2,269,742

	13,181,518	22,970,056

Amounts in the above table reflect the common stock equivalents.

The unaudited pro forma net loss per share is computed using the weighted average number of shares of common stock outstanding after giving effect to the automatic conversion of all convertible preferred stock, inclusive of the 7,628,846 shares of Series B convertible preferred stock issued in March 2020 and the 3,443,612 shares of Series C convertible preferred stock issued in August 2020, into shares of common stock upon the closing of a qualified initial public offering, as if the qualified initial public offering had occurred at the beginning of the period.

The following table summarizes the calculation of unaudited pro forma basic and diluted net loss per share of common stock for the year ended December 31, 2019:

(in thousands, except share and per share data)
Numerator:
Net loss	$(27,570)

Denominator:
Weighted average shares of common stock outstanding	1,668,549
Conversion of convertible preferred stock	30,437,423

Shares issued in computing unaudited pro forma weighted average basic and diluted shares of common stock outstanding	32,105,972

Pro forma net loss per common share, basic and diluted	$(0.86)

Recently Issued Accounting Pronouncements

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases, which requires a lessee to record a right-of-use asset and a corresponding lease liability on the balance sheet for all leases with terms longer than 12 months. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The standard is effective for the Company beginning January 1, 2022, with early adoption permitted. The Company is currently evaluating the expected impact that the standard will have on its financial statements and related disclosures.

In June 2018, the FASB issued ASU 2018-07, Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”), as part of an initiative to reduce the cost and complexity in financial reporting and improve the usefulness of the information provided related to stock-based payment transaction for acquiring goods and services from nonemployees. Under ASU 2018-07, the guidance under ASC 505-50, Equity-Based Payments to Non-Employees is superseded as ASC 718 is expanded to include awards to nonemployees. In general, companies will no longer be required to remeasure (i.e., mark-to-market) the fair value of awards granted to nonemployees at each reporting date until the awards vest (the date the vesting condition is achieved). Instead, grants to nonemployees will be valued and accounted for much in the same way as awards to employees, including the ability to use the simplified method/practical expedient when determining the expected term assumption. The Company adopted ASU 2018-07 effective January 1, 2019, and the adoption did not have an impact on the Company’s financial statements.

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements, which changes the fair value measurement disclosure requirements of ASC Topic 820, Fair Value Measurement (“ASC 820”). The goal of the ASU is to improve the effectiveness of ASC 820’s disclosure requirements. The standard is effective for fiscal years beginning after December 15, 2019 and interim periods therein. The Company is currently evaluating the potential impact of the adoption of this standard and does not anticipate that the adoption of this standard on January 1, 2020 will have a material impact the Company’s financial statements.